Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Avg. Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Avg. Compensation Actually Paid to Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2) ($)			Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($, in millions)	Adjusted EPS (5) ($)

2025	11,210,668	16,784,938	3,009,001	3,727,891	144	151	319.0	7.36
2024	10,180,914	15,951,517	3,004,577	3,039,479	144	165	306.9	6.11
2023	7,349,940	9,425,799	1,836,998	2,177,700	114	132	161.8	3.83
2022	6,286,385	808,795	1,525,980	510,074	87	114	203.8	4.37
2021	7,906,006	10,682,785	2,136,923	2,779,404	123	135	291.2	5.19

Company Selected Measure Name			Adjusted EPS
Named Executive Officers, Footnote	The PEO and non-PEO NEOs for each year were:

	2021	2022	2023	2024	2025

PEO	Bruce Caswell	Bruce Caswell	Bruce Caswell	Bruce Caswell	Bruce Caswell
NEO	Richard Nadeau	Richard Nadeau	David Mutryn	David Mutryn	David Mutryn
NEO	Ilene Baylinson	David Mutryn	Ilene Baylinson	Ilene Baylinson	John Martinez
NEO	Thomas Romeo	Teresa Weipert	Teresa Weipert	Teresa Weipert	Ilene Baylinson
NEO	David Francis	David Francis	David Francis	John Martinez	Michelle Link
NEO	Michelle Link			Michelle Link

Peer Group Issuers, Footnote	The Peer Group TSR represents the S&P 400 Commercial and Professional Services index, which was included in our stock performance graph in Item 5 of the Annual Report on Form 10-K for fiscal year 2025 based upon an investment of $100 as of September 30, 2020.
PEO Total Compensation Amount	$ 11,210,668	$ 10,180,914	$ 7,349,940	$ 6,286,385	$ 7,906,006
PEO Actually Paid Compensation Amount	$ 16,784,938	15,951,517	9,425,799	808,795	10,682,785
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO as set forth below:

PEO
Calculation of Compensation Actually Paid	2025 ($)

SCT Total	11,210,668
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(6,862,177)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	11,130,533
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	593,107
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	712,807
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	16,784,938

Non-PEO NEO Average Total Compensation Amount	$ 3,009,001	3,004,577	1,836,998	1,525,980	2,136,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,727,891	3,039,479	2,177,700	510,074	2,779,404
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the non-PEO NEOs as set forth below.

NEO
Calculation of Compensation Actually Paid	2025 ($)

SCT Total	3,009,001
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,339,816)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,682,700
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	61,755
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	262,356
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	51,895
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	3,727,891

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

Adjusted EPS Growth
Adjusted Net Operating Income
Revenue
Adjusted Net Operating Margin %
Relative TSR

Total Shareholder Return Amount	$ 144	144	114	87	123
Peer Group Total Shareholder Return Amount	151	165	132	114	135
Net Income (Loss)	$ 319,000,000.0	$ 306,900,000	$ 161,800,000	$ 203,800,000	$ 291,200,000
Company Selected Measure Amount	7.36	6.11	3.83	4.37	5.19
PEO Name	Bruce Caswell	Bruce Caswell	Bruce Caswell	Bruce Caswell	Bruce Caswell
Additional 402(v) Disclosure			The Company selected measure is Adjusted EPS. Adjusted EPS is defined as diluted earnings per share excluding the effect of the amortization of intangible assets and divestiture-related charges. A GAAP to Non-GAAP reconciliation for fiscal year 2021, 2022, 2023, 2024, and 2025 is included in Item 7 of the Annual Report on Form 10-K
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,862,177)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,130,533
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	593,107
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,807
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS Growth
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Operating Income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Net Operating Margin %
Non-PEO NEO | Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,339,816)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,682,700
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,755
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,356
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,895
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0